Commitments and Contingent Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of credit facility, maximum borrowing capacity	$ 102,485,000	$ 101,208,000
Line of credit outstanding balance	0	0
Cash Management Advance Line of Credit [Member] | Line of Credit [Member]
Line of credit facility, maximum borrowing capacity	25,000,000
Line of credit outstanding balance	$ 0	$ 0
Line of credit facility, period for variable interest rate	90 days
Line of credit facility, period of fixed rate	30 days